Goodwill and Impairment Review of Goodwill - Summary of Detailed Information About Goodwill (Detail) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [abstract]
Balance, January 1	[2]	$ 674,396	[1]	$ 566,270
Acquisition (Note 6)		0		134,444	[2]
Impairment		(87,168)		(48,000)	[2]
Currency translation effects		(15,418)		21,682	[2]
Closing balance		$ 571,810		$ 674,396	[1],[2]

[1]	Certain balances as at December 31, 2022 have been re-presented as a result of measurement period adjustments for the acquisition of Exterran as required by IFRS 3 “Business Combinations”, refer to Note 6 “Acquisition” for more information.
[2]	Certain balances as at December 31, 2022 have been re-presented as a result of measurement period adjustments related to the Transaction as required by IFRS 3 “Business Combinations”, refer to Note 6 “Acquisition” for more information.